 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Adaptiv™ Select ETF
ADPV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Adaptiv™ Select ETF for the period of November 1, 2024, to  October 31, 2025.  You can find additional information about the Fund at https://www.adpvetf.com/investor-materials. You can also request this information by contacting us at 1-833-753-3825.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adaptiv™ Select ETF	$116	1.00%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Adaptiv Select’s results for the reporting period were driven by the adviser’s systematic trend-following and momentum process. The strategy maintains equity exposure when the broad-market trend filter is positive and moves to cash when the filter turns negative, with weekly re-ranking guiding security selection and routine turnover.
From November 2024 through mid-March 2025 the trend filter remained positive and the Fund stayed fully invested using its proprietary stock selection method. On March 14, 2025, the filter turned negative; the Fund shifted to cash and thereby avoided the broad market drawdown that unfolded during the Late March / Early April 2025 broad market correction. The Adaptiv Select trend filter turned positive again on May 17, 2025, prompting a return to equities. The Fund has remained invested since, participating in the subsequent uptrend through October 31, 2025. Throughout, portfolio changes reflected the model’s regular re-ranking and risk controls, allowing the strategy to participate in much of the broad market uptrend during the reporting period and mitigating the depths of the broad market correction in March/April 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, such as management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/03/2022)
Adaptiv™ Select ETF NAV	32.71	20.63
S&P 500 TR	21.45	24.40
Visit https://www.adpvetf.com/investor-materials for more recent performance information.
Adaptiv™Select ETF	PAGE 1	TSR-AR-81752T536

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$165,502,663
Number of Holdings	26
Net Advisory Fee	$1,233,120
Portfolio Turnover	299%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-0.08%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of net assets)
MP Materials Corp.	9.2%
SoFi Technologies, Inc.	6.7%
Robinhood Markets, Inc.	6.6%
Rocket Lab Corp.	5.8%
XP, Inc.	4.6%
AST SpaceMobile, Inc.	4.6%
Warner Bros Discovery, Inc.	4.6%
Ford Motor Co.	4.2%
Tapestry, Inc.	4.1%
Anglogold Ashanti PLC	3.7%

Industry	(% of net assets)
All Other Business Support Services	14.3%
Support Activities for Metal Mining	12.2%
Investment Banking and Securities Intermediation	11.3%
Miscellaneous Intermediation	9.7%
Gold Ore and Silver Ore Mining	6.7%
Natural Gas Distribution	6.0%
Guided Missile and Space Vehicle Manufacturing	5.8%
All Other Telecommunications	4.6%
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers	4.6%
Cash & Other	24.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.adpvetf.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Client First Tax & Wealth Advisors documents not be householded, please contact Client First Tax & Wealth Advisors at 1-833-753-3825, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Client First Tax & Wealth Advisors or your financial intermediary.
Adaptiv™Select ETF	PAGE 2	TSR-AR-81752T536

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended October 31, 2025 and October 31, 2024, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$15,000	$15,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

AdaptivTM Select ETF
Ticker Symbol – ADPV
Annual Financial Statements and Additional Information
October 31, 2025

ADAPTIVTM SELECT ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 98.7%
All Other Business Support Services - 14.3%
Gates Industrial Corp. PLC(a)	179,626	$3,966,142
Millicom International Cellular SA	108,319	5,102,908
NU Holdings Ltd. - Class A(a)	324,965	5,235,186
Paramount Skydance Corp.	230,377	3,545,502
ROBLOX Corp. - Class A(a)	51,811	5,891,947
		23,741,685
All Other Telecommunications - 4.6%
AST SpaceMobile, Inc.(a)	94,982	7,622,306
Automobile and Light Duty Motor Vehicle Manufacturing - 4.2%
Ford Motor Co.	523,801	6,877,507
Custom Computer Programming Services - 2.3%
Unity Software, Inc.(a)	100,347	3,803,151
Gold Ore and Silver Ore Mining - 6.7%
Anglogold Ashanti PLC	89,412	6,080,016
Newmont Corp.	62,359	5,049,208
		11,129,224
Guided Missile and Space Vehicle Manufacturing - 5.8%
Rocket Lab Corp.(a)	151,281	9,527,677
Investment Banking and Securities Intermediation - 11.3%
Robinhood Markets, Inc. - Class A(a)	74,670	10,960,062
XP, Inc. - Class A	420,180	7,655,680
		18,615,742
Marketing Research and Public Opinion Polling - 3.5%
API Group Corp.(a)	157,024	5,781,624
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 4.6%
Warner Bros Discovery, Inc.(a)	339,368	7,618,812
Miscellaneous Intermediation - 9.7%
Roivant Sciences Ltd.(a)	249,647	4,990,443
SoFi Technologies, Inc.(a)	372,020	11,041,554
		16,031,997
Natural Gas Distribution - 6.0%
Antero Midstream Corp.	273,288	4,714,218
CenterPoint Energy, Inc.	137,950	5,275,208
		9,989,426

	Shares	Value
Other Leather and Allied Product Manufacturing - 4.1%
Tapestry, Inc.	62,473	$6,860,785
Pharmaceutical Preparation Manufacturing - 3.5%
Elanco Animal Health, Inc.(a)	261,493	5,792,070
Real Estate Credit - 2.4%
Rocket Cos., Inc. - Class A	235,659	3,926,079
Semiconductor and Related Device Manufacturing - 3.5%
Intel Corp.(a)	145,977	5,837,620
Support Activities for Metal Mining - 12.2%
Cleveland-Cliffs, Inc.(a)	402,816	5,007,003
MP Materials Corp.(a)	240,300	15,160,527
		20,167,530
TOTAL COMMON STOCKS (Cost $129,295,654)		163,323,235
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Treasury Obligations Fund - Class X, 3.98%(b)	2,202,395	2,202,395
TOTAL MONEY MARKET FUNDS (Cost $2,202,395)		2,202,395
TOTAL INVESTMENTS - 100.0% (Cost $131,498,049)		$165,525,630
Liabilities in Excess of Other Assets - (0.0)(c)		(22,967)
TOTAL NET ASSETS - 100.0%		$165,502,663

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

ADAPTIVTM SELECT ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025

ASSETS:
Investments, at value	$165,525,630
Dividends receivable	120,576
Total assets	165,646,206
LIABILITIES:
Payable to Adviser	143,543
Total liabilities	143,543
NET ASSETS	$165,502,663
Net Assets Consists of:
Paid-in capital	$159,332,770
Total distributable earnings	6,169,893
Total net assets	$165,502,663
Net assets	$165,502,663
Shares issued and outstanding(a)	3,820,000
Net asset value per share	$43.33
Cost:
Investments, at cost	$131,498,049

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

ADAPTIVTM SELECT ETF
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2025

INVESTMENT INCOME:
Dividend income	$1,587,448
Less: Dividend withholding taxes	(33,189)
Interest income	838,898
Total investment income	2,393,157
EXPENSES:
Investment advisory fee (See Note 3)	1,233,120
Total expenses	1,233,120
Net investment income	1,160,037
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(22,294,842)
Redemptions in-kind transactions	27,858,310
Net realized gain	5,563,468
Net change in unrealized appreciation on:
Investments	24,268,952
Net realized and change in unrealized gain	29,832,420
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,992,457

The accompanying notes are an integral part of these financial statements.

3

ADAPTIVTM SELECT ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
OPERATIONS:
Net investment income	$1,160,037	$493,008
Net realized gain (loss):
Investments	(22,294,842)	(2,654,999)
Redemptions in-kind transactions	27,858,310	13,468,221
Net change in unrealized appreciation	24,268,952	9,758,233
Net increase in net assets from operations	30,992,457	21,064,463
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(596,775)	(110,592)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	186,853,737	51,443,664
Payments for shares redeemed	(126,998,277)	(43,255,630)
ETF transaction fees (See Note 6)	75	—
Net increase in net assets from capital transactions(a)	59,855,535	8,188,034
NET INCREASE IN NET ASSETS	90,251,217	29,141,905
NET ASSETS:
Beginning of the year	75,251,446	46,109,541
End of the year	$165,502,663	$75,251,446

(a)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Issued	4,960,000	1,680,000
Redeemed	(3,430,000)	(1,450,000)
Total increase in shares outstanding	1,530,000	230,000

The accompanying notes are an integral part of these financial statements.

4

ADAPTIVTM SELECT ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$32.86	$22.38	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.24	0.04
Net realized and unrealized gain (loss) on investments(c)	10.35	10.30	(2.60)
Total from investment operations	10.71	10.54	(2.56)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.06)	(0.06)
Total distributions	(0.24)	(0.06)	(0.06)
CAPITAL SHARE TRANSACTIONS:
ETF transaction fees per share (see Note 6)	0.00(d)	0.00	0.00(d)
Net asset value, end of period	$43.33	$32.86	$22.38
Total return(e)	32.71%	47.14%	−10.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$165,503	$75,251	$46,110
Ratio of expenses to average net assets(f)	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(f)	0.94%	0.82%	0.16%
Portfolio turnover rate(e)(g)(h)	299%	196%	499%

(a)	Commencement date of the Fund was November 3, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the periods.

The accompanying notes are an integral part of these financial statements.

5

ADAPTIVTM SELECT ETF
NOTES TO THE FINANCIAL STATEMENTS
as of October 31, 2025
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Adaptiv™ Select ETF (the “Fund”) is an actively-managed, exchange-traded fund (“ETF”) that pursues its investment objective of long-term capital appreciation by investing primarily in the equity securities of U.S. listed companies. The Fund will also invest in the securities of other investment companies, including other ETFs and mutual funds, that invest in equity securities.
The Fund commenced operations on November 3, 2022. The Fund’s investment adviser, Client First Investment Management LLC (the “Adviser”), is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. Organizational and offering costs that were incurred to establish the Fund to enable them to legally do business were paid for by the Adviser and not subject to repayment.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stock, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments, having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

6

ADAPTIVTM SELECT ETF
NOTES TO THE FINANCIAL STATEMENTS
as of October 31, 2025(Continued)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Common Stocks	$163,323,235	$—	$—	$163,323,235
Money Market Funds	2,202,395	—	—	2,202,395
Total Investments	$165,525,630	$—	$—	$165,525,630

For the year ended October 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian. The Fund maintains cash balances, which, at times, may exceed federally insured limits.

C.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

D.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

7

ADAPTIVTM SELECT ETF
NOTES TO THE FINANCIAL STATEMENTS
as of October 31, 2025(Continued)
E.
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

F.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

G.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption form the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.
The Adviser has retained Exchange Traded Concepts, LLC (the “sub-adviser”) to serve as sub-adviser to the Fund. The sub-adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the management fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, interest, governmental fees, and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes), any fees and expenses related to the provision of securities lending services, acquired fund fees and expenses, accrued deferred tax liability, non-recurring or extraordinary expenses of the Fund and/or the Independent Trustees, legal or other expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act.
The Advisory Agreement continues in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The

8

ADAPTIVTM SELECT ETF
NOTES TO THE FINANCIAL STATEMENTS
as of October 31, 2025(Continued)
Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Advisor has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Advisory Agreement.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the year ended October 31, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
As of October 31, 2025, the components of distributable earnings and cost of investments on a tax basis were as follows:

Tax cost of investments*	$132,518,189
Gross unrealized appreciation	$38,448,126
Gross unrealized depreciation	(5,440,685)
Net unrealized appreciation	33,007,441
Undistributed ordinary income	964,151
Other accumulated losses	(27,801,699)
Total distributable earnings	$6,169,893

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.
As of October 31, 2025, Fund had $27,715,612 in short-term capital loss carryovers and $86,087 in long-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended October 31, 2025, the Fund had no deferred qualified late year losses. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
Distributions to Shareholders – The Fund intends to distribute all net investment income and net realized gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

9

ADAPTIVTM SELECT ETF
NOTES TO THE FINANCIAL STATEMENTS
as of October 31, 2025(Continued)
For the year ended October 31, 2025, the following table primarily shows the reclassifications made due to redemptions in-kind:

Distributable Earnings	Paid-In Capital
$(27,053,416)	$27,053,416

The tax character of distributions paid for the years ended October 31, 2025 and 2024 were as follows:

	Ordinary Income	Total
2025	$596,775	$596,775
2024	$110,592	$110,592

5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
6. CAPITAL SHARE TRANSACTIONS
Shares of the Fund are listed and trade on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
All shares of the Fund have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Fund for the year ending October 31, 2025, were as follows:

	Purchases	Sales	Creation In-Kind	Redemptions In-Kind
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$326,545,787	$309,445,351	$160,899,418	$118,765,062

10

ADAPTIVTM SELECT ETF
NOTES TO THE FINANCIAL STATEMENTS
as of October 31, 2025(Continued)
8. ACCOUNTING PRONOUNCEMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Financial Oversight Committee, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
9. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure.
On December 22, 2025, the Fund declared an income distribution of $0.29830806 per share for each Fund, payable on December 24, 2025, to shareholders of record on December 23, 2025.

11

ADAPTIVTM SELECT ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Adaptiv™ Select ETF and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Adaptiv™ Select ETF (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the two years then ended and for the period from November 3, 2022 (commencement of operations) through October 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years then ended and for the period from November 3, 2022 (commencement of operations) through October 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2025

12

ADAPTIVTM SELECT ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-833-753-3825.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-833-753-3825. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended April 30, is available (1) without charge, upon request, by calling 1-833-753-3825, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on the Fund’s website at https://www.adpvetf.com/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended October 31, 2025, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2025 was 95.01% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00% for the Fund.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2025 (the “Meeting”), the Board, which is comprised entirely of Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Adaptiv Select ETF (the “Fund”), Client First Investment Management LLC (“Client First”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Client First to continue serving as the Fund’s investment adviser for another year.

13

ADAPTIVTM SELECT ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)(Continued)
In connection with the annual review process and in advance of the Meeting, Client First provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Client First included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Client First, including Client First’s portfolio managers and other personnel, and the investment practices and techniques used by Client First in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fee payable by the Fund to Client First and the Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of Client First; (v) the cost of the services provided and Client First’s profitability with respect to managing the Fund; (vi) the extent to which any economies of scale realized by Client First in connection with its services to the Fund are shared with Fund shareholders; and (vii) other ancillary or “fall-out” benefits Client First and/or its affiliates, if any, may receive based on Client First’s relationship with the Fund. In addition to the Meeting, the Board met on June 18, 2025, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Client First in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Client First furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Client First, Client First’s personnel and business operations, marketing and distribution activity for the Fund, and compliance and operational matters related to the Fund and Client First.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Client First in overseeing the Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Client First and Fund Services. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Board considered the nature, extent and quality of services provided to the Fund by Client First under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Client First. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. The Board also received and considered information about Client First’s investment process and investment strategy for the Fund, Client First’s approach to security selection, Client First’s investment research capabilities and resources, and the overall positioning of the Fund’s portfolio. The Board noted that Client First had been managing the Fund’s portfolio since its inception. In addition, the Board considered the quality of Client First’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Fund.
The Board evaluated the ability of Client First, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Fund. The Board further considered Client First’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Client First’s compliance program. The Board also considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that may be realized from such a structure. The Board also considered the resources committed by Client First to support the on-going operations of the Fund. The Board also considered the entrepreneurial and other risks assumed by Client First in connection with the services provided to the Fund.
The Board considered the services provided Client First in connection with selecting, monitoring and supervising the Fund’s sub-adviser, Exchange Traded Concepts, LLC (“ETC”). In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Client First that were not delegated to or

14

ADAPTIVTM SELECT ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)(Continued)
assumed by ETC. The Board considered Client First’s ongoing oversight of ETC’s trade execution services to the Fund, including its approach to best execution of portfolio trades.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Client First is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered the Fund’s investment performance. In this regard, the Board reviewed the performance of the Fund as of June 30, 2025, as compared to its benchmark index, the S&P 500 Index, noting the Fund outperformed the index for the one-year period, but underperformed the index for the year-to-date and since-inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year and two-year periods ended April 30, 2025. The Trustees noted that the Fund outperformed the Performance Universe median and average for each period reviewed. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Client First identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Client First’s analysis of the Fund’s performance for these time periods. The Board also considered information provided in these reports regarding the functioning of the Fund’s arbitrage mechanism.
The Board noted the Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review the Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Client First for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was higher than the Expense Group average and median, but the Board noted that the overall expense structure of the Fund is competitive in the context of other factors considered by the Board. The Board noted that Client First reported that it does not serve as an investment adviser or sub-adviser to registered funds other than the Fund.
The Board also took into consideration the Fund’s “unified fee” structure, under which Client First would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Client First would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board considered the Fund’s net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted that the Fund’s net expense ratio was higher than both the average and median of the Expense Group.
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Group may be imprecise, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing the Fund’s Management Fee Rate and net expense ratio to the Fund’s Selected Peer Group.

15

ADAPTIVTM SELECT ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)(Continued)
Based on these considerations, the Board determined that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the overall expense structure of the Fund supported the continuation of the Advisory Agreement.
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Client First’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2025. The Board noted information about the profitability to Client First from its advisory relationship with the Fund for the twelve months ended March 31, 2025. The Board received and considered a description of the expense allocation methodology used by Client First in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Client First’s financial resources and information regarding Client First’s commitment with respect to the Fund and its ability and financial wherewithal to support its management of the Fund and obligations under the Advisory Agreement. The Board concluded that Client First’s profit from managing the Fund had not been, and currently was not, excessive.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the Fund’s operating history and changes in the Fund’s asset levels since it commenced operations. The Board considered that the amount and structure of the Fund’s unified fee reflects a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit Client First due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would continue to monitor any future growth in the Fund’s assets and consider economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Client First and/or its affiliates, if any, as a result of Client First’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that Client First confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since the Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in Client First’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Client First, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Client First and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

16

ADAPTIVTM SELECT ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)(Continued)
Board Consideration of Investment Sub-Advisory Agreement
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
In this regard, at a meeting held on July 24-25, 2025 (the “Meeting”), the Board, which is comprised entirely of Independent Trustees, considered and approved the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Client First Investment Management LLC (“Client First”) and Exchange Traded Concepts, LLC (“ETC”), with respect to the AdaptivTM Select ETF (the “Fund”) for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving ETC to continue serving as the Fund’s sub-adviser for another year.
In advance of the Meeting, ETC provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Sub-Advisory Agreement. The information furnished by ETC included materials describing, among other things: (i) the nature, extent, and quality of the services provided to the Fund by ETC; (ii) the sub-advisory fee payable to ETC by Client First; and (iii) other ancillary “fall-out” benefits ETC may receive based on its relationship with the Fund.
In considering and approving the Sub-Advisory Agreement for another year, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Client First, ETC and Fund Services. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Trustees considered the nature, extent and quality of services provided by ETC to the Fund. The Board considered, among other things, the terms of the Sub-Advisory Agreement and the range of services provided by ETC. The Trustees considered ETC’s specific responsibilities with respect to the Fund, noting that ETC is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund’s portfolio, subject to the supervision of the Adviser. The Board considered ETC’s trade execution capabilities and experience. The Board discussed the qualifications, experience and responsibilities of ETC’s portfolio managers for the Fund. The Trustees considered information regarding ETC’s quality and depth of personnel, resources, trading methods and compliance policies and procedures relating to the performance of its duties under the Sub-Advisory Agreement. Based on these consideration, the Board concluded that the nature, extent and quality of the services provided to the Fund by ETC were satisfactory.
INVESTMENT PERFORMANCE
In assessing the portfolio management services provided by ETC, the Board considered that ETC is not responsible for making specific investment decisions for the Fund but instead is responsible for trading portfolio securities for the Fund. The Trustees concluded that the Fund and its shareholders were likely to continue benefiting from ETC’s responsibilities under the Sub-Advisory Agreement.
FUND EXPENSES, SUB-ADVISORY FEE RATE AND PROFITABILITY OF THE SUB-ADVISER
The Trustees reviewed and considered the sub-advisory fees payable by Client First to ETC under the Sub-Advisory Agreement. The Trustees considered that, because ETC’s sub-advisory fees are paid by Client First and not by the Fund, the management fee paid by the Fund to Client First is not directly affected by ETC’s sub-advisory fee. The Board also considered statements from Client First and ETC that ETC’s fees were negotiated at arm’s length.

17

ADAPTIVTM SELECT ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)(Continued)
Consequently, the Trustees concluded that the costs of services provided by ETC and the profitability of ETC from its relationship with the Fund were less relevant factors with respect to the Board’s consideration of the Sub-Advisory Agreement. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to ETC by Client First were reasonable in light of the services provided under the Sub-Advisory Agreement.
ECONOMIES OF SCALE
Because the sub-advisory fees payable to ETC are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
OTHER BENEFITS
The Trustees considered the direct and indirect benefits that could be received by ETC, if any, from its relationship with the Fund. The Trustees did not find that any such benefits were unreasonable.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Sub-Advisory Agreement for an additional one-year term.

18

INVESTMENT ADVISER
Client First Investment Management LLC
215 North Main Street, Suite 1040
West Bend, WI 53095
SUB-ADVISER:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	1/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	1/6/2026

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	1/6/2026

* Print the name and title of each signing officer under his or her signature.